Valuation adjustments (Tables)	12 Months Ended
Dec. 31, 2019
Valuation adjustments
Schedule of breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets

	12/31/2018				12/31/2019
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	930	(2,156)	(1,226)	154,483	4,266	(158)	4,108	233,463
Loans and advances to customers	—	—	—	771	—	—	—	2,875
Equity instruments	—	(13)	(13)	535	111	(4)	107	642

Schedule of changes in the cumulative valuation adjustments recorded to Available-for-sale financial assets

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2018	109	(28)	81
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments (Note 3.4)	—	17	17
Valuation adjustments	(1,226)	(13)	(1,239)
Amounts reclassified to consolidated income statement	69	—	69
Allowance for impairment losses	2	—	2
Income taxes	371	4	375
Balance at December 31, 2018	(675)	(20)	(695)
Valuation adjustments	4,108	107	4,215
Amounts reclassified to consolidated income statement	(189)	—	(189)
Allowance for impairment losses	—	—	—
Income taxes	(980)	(32)	(1,012)
Balance at December 31, 2019	2,264	55	2,319

Schedule of breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges

	2018	2019

Accumulated (loss)/gain on cash flow hedges	(315)	(293)
Accumulated gain related to discontinued cash flow hedges (Note 12)	25	17
Balance at December 31,	(290)	(276)